Shareholders' equity	12 Months Ended
Sep. 30, 2020
Shareholders' equity
Shareholders' equity

CAPITAL AND DIVIDENDS

Note 28. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests
Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.
Reserves
Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve (30 September 2019 onwards - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is disposed.

Equity securities at FVOCI reserve (30 September 2019 onwards - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Available-for-sale securities reserve (30 September 2018 - AASB 139)

This comprises the changes in the fair value of available-for-sale financial securities (including both debt and equity securities), net of any related hedge accounting adjustments and tax. These changes were transferred to non-interest income in the income statement when the asset is either disposed of or impaired. This reserve was closed on the adoption of AASB 9 and the closing balance was allocated to the debt securities at FVOCI reserve and equity securities at FVOCI reserve noted above for the relevant securities.

Cash flow hedge reserve
This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.
Share-based payment reserve
This comprises the fair value of equity-settled share-based payments recognised as an expense.
Other reserves
Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.
Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.
The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Share capital
Ordinary share capital, fully paid	40,509	37,508	40,509	37,508
Treasury shares held for RSP[1]	(618)	(572)	(618)	(572)
Other treasury shares held[2]	55	19	(3)	(3)
Total treasury shares held	(563)	(553)	(621)	(575)
Total share capital	39,946	36,955	39,888	36,933
NCI	51	53	—	—

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2020	2019
Opening balance	3,489,928,773	3,434,796,711
Share issuances[3]	110,919,861	—
Dividend reinvestment plan[4]	10,836,236	55,132,062
Closing balance	3,611,684,870	3,489,928,773

Ordinary shares purchased and sold on market

	2020
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	931,524	26.46
RSP[5]	1,931,521	24.06
Westpac Performance Plan (WPP) - share rights exercised	175,957	26.00
As treasury shares:
Treasury shares purchased	114,376	24.52
Treasury shares sold	(1,835,908)	20.23
Net number of ordinary shares purchased/(sold) on market	1,317,470

For details of the share-based payment arrangements refer to Note 33.

1.	2020: 4,588,277 unvested shares held (2019: 4,784,213).
2.	2020: Nil shares held (2019: 1,721,532).
3.	The average price per share for the share issuance was $24.81.
4.

The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2019 final dividend was $25.17 (2019: 2019 interim dividend was $27.36 and 2018 final dividend was $25.82).

5.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Available-for-sale securities reserve
Balance as at beginning of year	—	37	—	24
Impact on adoption of AASB 9	—	(37)	—	(24)
Balance as at end of year	—	—	—	—
Debt securities at FVOCI reserve
Balance as at beginning of year	(22)	—	(25)	—
Impact on adoption of AASB 9	—	33	—	25
Net gains/(losses) from changes in fair value	360	(47)	292	(40)
Income tax effect	(96)	12	(77)	10
Transferred to income statements	(79)	(29)	(79)	(29)
Income tax effect	15	8	15	8
Loss allowance on debt securities measured at FVOCI	2	—	2	—
Exchange differences	(3)	1	(3)	1
Balance as at end of year	177	(22)	125	(25)
Equity securities at FVOCI reserve
Balance as at beginning of year	17	—	(1)	—
Impact on adoption of AASB 9	—	6	—	1
Net gains/(losses) from changes in fair value	(21)	11	1	(2)
Balance as at end of year	(4)	17	—	(1)
Share-based payment reserve
Balance as at beginning of year	1,642	1,534	1,533	1,425
Share-based payment expense	78	108	78	108
Balance as at end of year	1,720	1,642	1,611	1,533
Cash flow hedge reserve
Balance as at beginning of year	(129)	(125)	(65)	(69)
Net gains/(losses) from changes in fair value	(95)	(203)	(28)	(121)
Income tax effect	28	60	9	36
Transferred to income statements	218	197	150	128
Income tax effect	(64)	(58)	(46)	(39)
Balance as at end of year	(42)	(129)	20	(65)
Foreign currency translation reserve
Balance as at beginning of year	(179)	(351)	(145)	(307)
Exchange differences on translation of foreign operations	(177)	311	(148)	214
Gains/(losses) on net investment hedges	9	(129)	17	(52)
Transferred to income statements	55	(10)	55	—
Balance as at end of year	(292)	(179)	(221)	(145)
Other reserves
Balance as at beginning of year	(18)	(18)	41	41
Transactions with owners	3	—	—	—
Balance as at end of year	(15)	(18)	41	41
Total reserves	1,544	1,311	1,576	1,338